Real Estate (Details 3) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Nov. 05, 2013	Dec. 31, 2012
Summary of purchase price allocation
Land	$ 250,486,000	$ 145,922,555		$ 50,952,519
Building and improvements	1,194,318,000	790,383,837		209,056,922
Tenant origination and absorption cost	372,089,000	246,516,745		68,333,173
Total	606,829,000	851,290,100	521,500,000	160,550,000
2012 Acquisitions
Summary of purchase price allocation
Land				23,948,723
Building and improvements				97,602,872
Tenant origination and absorption cost				33,932,502
In-place lease valuation- above/(below) market				5,277,326
Fair value on premium on assumed mortgage debt				(211,423)
Total				160,550,000
AT & T
Summary of purchase price allocation
Land				6,770,223
Building and improvements				26,357,255
Tenant origination and absorption cost				6,063,085
In-place lease valuation- above/(below) market				809,437
Fair value on premium on assumed mortgage debt				0
Total				40,000,000
Westinghouse
Summary of purchase price allocation
Land				2,650,000
Building and improvements				22,024,952
Tenant origination and absorption cost				7,070,642
In-place lease valuation- above/(below) market				4,454,406
Fair value on premium on assumed mortgage debt				0
Total				36,200,000
TransDigm
Summary of purchase price allocation
Land				3,773,000
Building and improvements				7,707,174
Tenant origination and absorption cost				1,322,919
In-place lease valuation- above/(below) market				408,330
Fair value on premium on assumed mortgage debt				(211,423)
Total				13,000,000
Travelers
Summary of purchase price allocation
Land				2,600,000
Building and improvements				9,062,597
Tenant origination and absorption cost				4,437,403
In-place lease valuation- above/(below) market				0
Fair value on premium on assumed mortgage debt				0
Total				16,100,000
Zeller Plastik
Summary of purchase price allocation
Land				2,673,700
Building and improvements				10,999,628
Tenant origination and absorption cost				2,229,789
In-place lease valuation- above/(below) market				(303,117)
Fair value on premium on assumed mortgage debt				0
Total				15,600,000
Northrop Grumman
Summary of purchase price allocation
Land				1,300,000
Building and improvements				11,444,600
Tenant origination and absorption cost				4,743,245
In-place lease valuation- above/(below) market				(487,845)
Fair value on premium on assumed mortgage debt				0
Total				17,000,000
Health Net
Summary of purchase price allocation
Land				4,181,800
Building and improvements				10,006,666
Tenant origination and absorption cost				8,065,419
In-place lease valuation- above/(below) market				396,115
Fair value on premium on assumed mortgage debt				0
Total				$ 22,650,000